ACCOUNTS RECEIVABLE, NET (Tables) - Youlife International Holdings Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Accounts receivable	292,579	285,607	39,301
Less: allowance for credit loss	(20,762)	(16,442)	(2,263)
Accounts receivable, net	271,817	269,165	37,038
Less: accounts receivable, net of the discontinued operations	(15,190)	-	-
Accounts receivable, net of the continuing operations	256,627	269,165	37,038

	As at December 31,
	2022	2023
	RMB	RMB	USD
Accounts receivable	153,431	292,579	41,209
Less: allowance for credit loss	(27,738)	(20,762)	(2,924)
Accounts receivable, net	125,693	271,817	38,285
Less: accounts receivable, net of the discontinued operations	(12,229)	(15,190)	(2,140)
Accounts receivable, net of the continuing operations	113,464	256,627	36,145

SCHEDULE OF MOVEMENT OF ALLOWANCE OF DOUBTFUL ACCOUNTS

Movement of allowance of doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Beginning balance	27,738	20,762	2,924
Exchange difference of beginning balance	-	-	(67)
Charge to (reversal of) expense	(2,371)	(4,320)	(594)
Less: dissolution of subsidiaries and branches	(4,605)	-	-
Ending balance	20,762	16,442	2,263

Movement of allowance of doubtful accounts is as follows:

	As at December 31,
	2022	2023
	RMB	RMB	USD
Beginning balance	7,347	27,738	3,907
Charge to (reversal of) expense	26,246	(2,371)	(334)
Less: dissolution of subsidiaries and branches	(5,855)	(4,605)	(649)
Ending balance	27,738	20,762	2,924